Employee Defined Combination Plan - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Amounts incurred for employee defined contribution plan	$ 329,610	¥ 2,290	¥ 2,230	¥ 1,640